Bread & Butter Fund Inc

3633 Hill Rd 3rd Flr

Parsippany, NJ  07054

May 5, 2011

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Bread & Butter Fund Inc.

File Nos.

333-123976

811-21748

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective 04/28/2011 do not differ from those filed in the Post-Effective Amendment No. 09, which was filed electronically 04/28/2011.

Sincerely,

/S/  James B Potkul

James B Potkul

President